Note 20 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
20.
        Subsequent Events

The following events occurred after
December
31,
2016:

(a)	On January 9, 2017, the Company took delivery of M/V “Tasos”.

(b)	On January 16, 2017, the Company took delivery of M/V “Alexandros P”.

(c)	On January 26, 2017, the Company delivered to her new owners M/V “Eleni P” which was classified as held for sale as of December 31, 2016.

(d)	On
January
25,
2017,
the Company drew a loan of
$10,862,500
from HSH Nordbank secured by its newly acquired vessel M/V “Alexandros P” (ex-Hull DY
160).
The loan is payable in
thirteen
equal consecutive quarterly instalments of
$159,743
each, with a balloon payment of
$8,785,841
to be paid together with the last instalment in
April
2020.
The interest rate margin is
3.00%
over LIBOR.

(e)	During January 2017, the Company sold 301,780 shares of common stock through its ATM common stock offering for gross proceeds net of commissions of $549,495.

(f)	On
January
31,
2017,
the Company sold M/V “RT Dagr”, a containership vessel it had acquired in
2016,
for net proceeds of
$2.3
million. The Company is expected to record a gain on sale of approximately
$0.5
million.

(g)	On
March
13,
2017,
the Company signed an amendment to its newbuilding contract with Jiangsu Tianyuan Marine Import & Export Co., Ltd., and Jiangsu Yangzijiang Shipbuilding Co., Ltd. and Jiangsu New Yangzi Shipbuilding Co., Ltd. to proceed with the construction of an
82,000
DWT bulk carrier (Hull No.
YZJ2013
-
1153)
to be delivered by
June
2018
at a contract price of
$22.50
million. The Company will pay
three
instalments of
$2.25
million each,
two
in
2017
and
one
in
2018
and the remaining with the delivery of the vessel.